1933 Act File No. 33-55034
                                   1940 Act File No. 811-7364

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.  12      .........       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No. 17    ...........................

                     MONEY MARKET OBLIGATIONS TRUST II
        (Formerly, LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST)

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 -
    on                 , pursuant to paragraph (b)
 X  60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on            ; or
 -                                            -----------
 X  intends to file the Notice required by that Rule on or about March 15,
   1997; or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, DC  20037




                           CROSS-REFERENCE SHEET


   This Amendment to the Registration Statement of MONEY MARKET OBLIGATIONS TRUST II (formerly, Lehman Brothers Institutional Funds Group Trust), which consists of three (3) portfolios, (1) Prime Cash Obligations Fund (formerly, Prime Money Market Fund); (2) Prime Value Obligations Fund (formerly, Prime Value Money Market Fund); and (3) Municipal Obligations Fund (formerly, Municipal Money Market Fund), with each porfolio having three (3) classes of shares, (a) Institutional Shares (formerly, Class A Shares), (b) Institutional Service Shares (formerly, Class B Shares) and
(c) Institutional Capital Shares (formerly, Class E Shares), is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-3) Cover Page.
Item 2.   Synopsis.................(1-3) Summary of Fund Expenses; (1-3)
                                   Financial Highlights.
Item 3.   Condensed Financial
           Information.............(1-3) Performance Information.
Item 4.   General Description of
           Registrant..............(1-3) General Information; (1-3)
                                   Investment Information; (1-3) Investment
                                   Objective; (1-3) Investment Policies;
                                   (1-3) Investment Risks; (1-3) Investment
                                   Limitations; (3)Municipal Securities
                                   (3).
Item 5.   Management of the Fund...(1-3) Fund Information; (1-3) Management
                                   of the Fund; (1-3) Distribution of
                                   Institutional/Institutional
                                   Service/Institutional Capital Shares;
                                   (1-3) Administration of the Fund.
Item 6.   Capital Stock and Other
           Securities..............(1-3) Dividends; (1-3) Capital Gains;
                                   (1-3) Account and Share Information; (1-
                                   3) Voting Rights; (1-3) Federal Income
                                   Tax; (1-3) State and Local Taxes; (1-3)
                                   Other Classes of Shares.
Item 7.   Purchase of Securities Being
           Offered.................(1-3) Net Asset Value; (1-3) How to
                                   Purchase Shares; (1-3) Purchasing Shares
                                   By Wire; (1-3) Purchasing Shares By
                                   Check; (1-3) Invest-by-Phone;
                                   Certificates and Confirmations; (1-3)
                                   Shareholder Services.
Item 8.   Redemption or Repurchase.(1-3) How to Redeem Shares;(1-3)
                                   Redeeming Shares By Telephone; (1-3)
                                   Redeeming Shares By Mail; (1-3) Accounts
                                   with Low Balances.
Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.
Item 10.  Cover Page...............(1-3) Cover Page.
Item 11.  Table of Contents........(1-3) Table of Contents.
Item 12.  General Information and
           History.................(1-3) About Federated Investors.
Item 13.  Investment Objectives and
           Policies................(1-3) Investment Policies; (1-3)
                                   Investment Limitations; (1-3) Regulatory
                                   Compliance.
Item 14.  Management of the Fund...(1-3) Money Market Obligations Trust II
                                   Management.
Item 15.  Control Persons and Principal
           Holders of Securities...(1-3) Share Ownership.
Item 16.  Investment Advisory and Other
           Services................(1-3) Investment Advisory Services; (1-
                                   3) Other Services; (1-3) Shareholder
                                   Services.
Item 17.  Brokerage Allocation.....(1-3) Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............(1-3) Massachusetts Partnership Law.
Item 19.  Purchase, Redemption and
           Pricing of Securities
           Being Offered...........(1-3) Determining Net Asset Value. (1-3)
                                   Redemption in Kind.
Item 20.  Tax Status...............(1-3) The Fund's Tax Status;.
Item 21.  Underwriters.............Not Applicable.
Item 22.  Calculation of Performance
           Data....................(1-3) Performance Information.
Item 23.  Financial Statements.....Filed in Part A.(To Be Filed By
                                   Amendment)

PRIME CASH OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(formerly, Prime Money Market Fund, a Portfolio of Lehman
Brothers Institutional Funds Group Trust)
INSTITUTIONAL SHARES (FORMERLY, CLASS A SHARES)
PROSPECTUS

The Institutional Shares (formerly, Class A Shares) of Prime Cash Obligations Fund (formerly, Prime Money Market Fund) (the `Fund'') offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the `Trust''), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated March 31, 1997, with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997



Table of contents will be inserted when document is complete.


Summary of Fund Expenses


Financial Highlights- Institutional Shares


GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may be changed by the Board of Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (`NRSROs'') or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:
     odomestic issues of corporate debt obligations, including variable rate demand notes;
     ocommercial paper (including Canadian Commercial Paper and
      Europaper);


     ocertificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions (``Bank Instruments'');

     oforeign securities;

     oshort-term credit facilities;
     oasset-backed securities;
     oobligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities;
     oother money market instruments; and

     oobligations issued by state and local government agencies.

The Fund invests only in instruments denominated and payable in U.S.
dollars.


   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See ``Demand Features.'' The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.
   BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund (``BIF') or the Savings Association Insurance Fund (``SAIF'). Bank Instruments may include Eurodollar Certificates of Deposit (``ECDs'), Yankee Certificates of Deposit (``Yankee CDs') and Eurodollar Time Deposits (``ETDs'). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.



   FOREIGN SECURITIES. The Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

   ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.


   SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.
REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.
CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments (`demand features'') to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
INVESTMENT RISKS
ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.


INVESTMENT LIMITATIONS
The Fund may not:
     borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued by domestic banks.
  The above investment limitations cannot be changed without shareholder approval.



FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.
   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.
   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.




DISTRIBUTION OF INSTITUTIONAL SHARES
Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
ADMINISTRATION OF THE FUND
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
Currently, Institutional Shares are accruing no shareholder services fees.


SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund`s investment adviser or its affiliates.
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
          MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
           .15%                  on the first $250 million
           .125%                 on the next $250 million
           .10%                  on the next $250 million
           .075%                 on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.




NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.
To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Prime Cash Obligations Fund- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Cash Obligations Fund-Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union (`bank'') via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.


HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemptions requests received after 3:00 p.m. (Eastern time). Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, `Redeeming Shares By Mail'' should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
As of March   , 1997,                 ,           , organized in the state
            --        ----------------  ----------
of         owned    % of the voting securities of the Fund, and, therefore,
   -------       ---
may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. STATE AND LOCAL TAXES
In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.
All classes are subject to certain of the same expenses.
Neither Institutional Service Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees.
Expense differences between classes may affect the performance of each class.
To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

Prime Cash Obligations Fund
          Institutional Shares
                                        Federated Investors Tower
                                        Pittsburgh, PA 15222-3779

Distributor


          Federated Securities Corp.
                                        Federated Investors Tower
                                        Pittsburgh, PA  15222-3779

Investment Adviser
          Federated Management
                                        Federated Investors Tower
                                        Pittsburgh, PA   15222-3779

Custodian
          State Street Bank and Trust Company
                                        P.O. Box 8600
                                        Boston, MA  02266-8600

Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company
                                        P.O. Box 8600
                                        Boston, MA 02266-8600

Independent Public Accountants
          Ernst & Young LLP
                                        One Oxford Centre
                                        Pittsburgh, PA  15219











PRIME CASH OBLIGATIONS FUND
(FORMERLY, PRIME MONEY MARKET FUND)
INSTITUTIONAL SHARES (FORMERLY, CLASS A SHARES)


PROSPECTUS
A Portfolio of Money Market Obligations Trust II (formerly,
Lehman Brothers Institutional Funds  Group Trust), an Open-
End Management Investment Company
Prospectus dated March 31, 1997

CUSIP 608912705
G01881-03-IS (3/97)





Prime Cash Obligations Fund
(A Portfolio of Money Market Obligations Trust II)
(formerly, Prime Money Market Fund, a Portfolio of Lehman
Brothers Institutional Funds Group Trust)
Institutional Service Shares (formerly, Class B Shares)


Prospectus

The Institutional Service Shares (formerly, Class B Shares) of Prime Cash Obligations Fund (formerly, Prime Money Market Fund) (the `Fund'') offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the `Trust''), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated March 31, 1997, with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997



Table of contents will be inserted when document is complete.


SUMMARY OF FUND EXPENSES


FINANCIAL HIGHLIGHTS- INSTITUTIONAL SERVICE SHARES


GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may be changed by the Board of Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (`NRSROs'') or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:
     odomestic issues of corporate debt obligations, including variable rate demand notes;
     ocommercial paper (including Canadian Commercial Paper and
      Europaper);


     ocertificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions (``Bank Instruments'');

     oforeign securities;

     oshort-term credit facilities;
     oasset-backed securities;
     oobligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities;
     oother money market instruments; and

     oobligations issued by state and local government agencies.

The Fund invests only in instruments denominated and payable in U.S.
dollars.


   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See ``Demand Features.'' The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.
   BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund (``BIF') or the Savings Association Insurance Fund (``SAIF'). Bank Instruments may include Eurodollar Certificates of Deposit (``ECDs'), Yankee Certificates of Deposit (``Yankee CDs') and Eurodollar Time Deposits (``ETDs'). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.



   FOREIGN SECURITIES. The Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

   ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.


   SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.
REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.
CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments (`demand features'') to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
INVESTMENT RISKS
ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.


INVESTMENT LIMITATIONS
The Fund may not:
     borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued by domestic banks.
  The above investment limitations cannot be changed without shareholder approval.



FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.
   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.
   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.




DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES
Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
ADMINISTRATION OF THE FUND
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund`s investment adviser or its affiliates.
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
          MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
           .15%                  on the first $250 million
           .125%                 on the next $250 million
           .10%                  on the next $250 million
           .075%                 on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.




NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.
To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Prime Cash Obligations Fund- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Cash Obligations Fund-Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union (`bank'') via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.


HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemptions requests received after 3:00 p.m. (Eastern time). Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, `Redeeming Shares By Mail'' should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
As of March   , 1997,                 ,           , organized in the state
            --        ----------------  ----------
of         owned    % of the voting securities of the Fund, and, therefore,
   -------       ---
may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. STATE AND LOCAL TAXES
In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.
All classes are subject to certain of the same expenses.
Neither Institutional Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.
Expense differences between classes may affect the performance of each class.
To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

Prime Cash Obligations Fund
          Institutional Service Shares
                                        Federated Investors Tower
                                        Pittsburgh, PA 15222-3779

Distributor


          Federated Securities Corp.
                                        Federated Investors Tower
                                        Pittsburgh, PA  15222-3779

Investment Adviser
          Federated Management
                                        Federated Investors Tower
                                        Pittsburgh, PA   15222-3779

Custodian
          State Street Bank and Trust Company
                                        P.O. Box 8600
                                        Boston, MA  02266-8600

Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company
                                        P.O. Box 8600
                                        Boston, MA 02266-8600

Independent Public Accountants
          Ernst & Young LLP
                                        One Oxford Centre
                                        Pittsburgh, PA  15219











PRIME CASH OBLIGATIONS FUND
(FORMERLY, PRIME MONEY MARKET FUND)
INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES)

PROSPECTUS
A Portfolio of   Money Market  Obligations  Trust  II (formerly,
Lehman Brothers  Institutional Funds  Group Trust), an  Open-End
Management Investment Company
Prospectus dated March 31, 1997

CUSIP 608912804
G01881-04-SS (3/97)





PRIME CASH OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(formerly, Prime Money Market Fund, a Portfolio of Lehman
Brothers Institutional Funds Group Trust)


INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)
PROSPECTUS

The Institutional Capital Shares (formerly, Class E Shares) of Prime Cash Obligations Fund (formerly, Prime Money Market Fund) (the `Fund'') offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the `Trust''), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated March 31, 1997, with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997



Table of contents will be inserted when document is complete.


SUMMARY OF FUND EXPENSES


FINANCIAL HIGHLIGHTS- INSTITUTIONAL CAPITAL SHARES


GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Capital Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may be changed by the Board of Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (`NRSROs'') or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:
     odomestic issues of corporate debt obligations, including variable rate demand notes;
     ocommercial paper (including Canadian Commercial Paper and
      Europaper);


     ocertificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions (``Bank Instruments'');

     oforeign securities;

     oshort-term credit facilities;
     oasset-backed securities;
     oobligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities;
     oother money market instruments; and

     oobligations issued by state and local government agencies.

The Fund invests only in instruments denominated and payable in U.S.
dollars.


   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See ``Demand Features.'' The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.
   BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund (``BIF') or the Savings Association Insurance Fund (``SAIF'). Bank Instruments may include Eurodollar Certificates of Deposit (``ECDs'), Yankee Certificates of Deposit (``Yankee CDs') and Eurodollar Time Deposits (``ETDs'). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.



   FOREIGN SECURITIES. The Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

   ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.


   SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.
REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.
CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments (`demand features'') to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
INVESTMENT RISKS
ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.


INVESTMENT LIMITATIONS
The Fund may not:
     borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued by domestic banks.
  The above investment limitations cannot be changed without shareholder approval.



FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.
   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.
   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.
DISTRIBUTION OF INSTITUTIONAL CAPITAL SHARES
Federated Securities Corp. is the principal distributor for Institutional Capital Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


ADMINISTRATION OF THE FUND
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund`s investment adviser or its affiliates.




ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
          MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
           .15%                  on the first $250 million
           .125%                 on the next $250 million
           .10%                  on the next $250 million
           .075%                 on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.
NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Capital Shares from the value of Fund assets attributable to Institutional Capital Shares, and dividing the remainder by the number of Institutional Capital Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.
To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Prime Cash Obligations Fund- Institutional Capital Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Cash Obligations Fund-Institutional Capital Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union (`bank'') via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.


HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemptions requests received after 3:00 p.m. (Eastern time). Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, `Redeeming Shares By Mail'' should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
As of March   , 1997,                 ,           , organized in the state
            --        ----------------  ----------
of         owned    % of the voting securities of the Fund, and, therefore,
   -------       ---
may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. STATE AND LOCAL TAXES
In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.
All classes are subject to certain of the same expenses.
Neither Institutional Shares nor Institutional Service Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.
Expense differences between classes may affect the performance of each class.
To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

Prime Cash Obligations Fund
          Institutional Capital Shares
                                        Federated Investors Tower
                                        Pittsburgh, PA 15222-3779

Distributor


          Federated Securities Corp.
                                        Federated Investors Tower
                                        Pittsburgh, PA  15222-3779

Investment Adviser
          Federated Management
                                        Federated Investors Tower
                                        Pittsburgh, PA   15222-3779

Custodian
          State Street Bank and Trust Company
                                        P.O. Box 8600
                                        Boston, MA  02266-8600

Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company
                                        P.O. Box 8600
                                        Boston, MA 02266-8600

Independent Public Accountants
          Ernst & Young LLP
                                        One Oxford Centre
                                        Pittsburgh, PA  15219











PRIME CASH OBLIGATIONS FUND
(FORMERLY, PRIME MONEY MARKET FUND)
INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)

PROSPECTUS
A Portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust), an Open-End Management Investment Company Prospectus dated March 31, 1997

    CUSIP 608912887
    G01881-08- (3/97)







                         PRIME CASH OBLIGATIONS FUND
              (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
      (FORMERLY, PRIME MONEY MARKET FUND, A PORTFOLIO OF LEHMAN BROTHERS
                       INSTITUTIONAL FUNDS GROUP TRUST)


               INSTITUTIONAL SHARES (FORMERLY, CLASS A SHARES) INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES) INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus(es) of Prime Cash Obligations Fund (formerly, Prime Money Market Fund) (the ``Fund'), a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the ``Trust') dated March 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                        Statement dated March 31, 1997


Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 608912705
Cusip 608912804
Cusip 608912887
G01881-11 (3/97)


FUND HISTORY                              1

INVESTMENT POLICIES                       1

BROKERAGE TRANSACTIONS                   11

OTHER SERVICES                           11

 Fund Administration                     11
 Custodian and Portfolio Accountant      11
 Transfer Agent                          11
 Independent  Auditors                   11
DETERMINING NET ASSET VALUE              12

 Shareholder Services                    12
REDEMPTION IN KIND                       12

MASSACHUSETTS PARTNERSHIP LAW            13

THE FUND'S TAX STATUS                    13

PERFORMANCE INFORMATION                  13

 Yield                                   13
 Effective Yield                         13
 Total Return                            13
 Performance Comparisons                 14
 Economic and Market Information         14
ABOUT FEDERATED INVESTORS                14

 Mutual Fund Market                      15
 Institutional Clients                   15
 Bank Marketing                          15
 Broker/Dealers and Bank Broker/Dealer


   Subsidiaries                          15
APPENDIX                                 16



FUND HISTORY

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. On November 15, 1996, the Board of Trustees (`Trustees'') changed the name of the Trust from `Lehman Brothers Institutional Funds Group Trust'' to ``Money Market Obligations Trust II''and the name of the Fund from ``Prime Money Market Fund''to ``Prime Cash Obligations Fund.''
Shares of the Fund are offered in three classes, known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares (individually and collectively referred to as `Shares,'' as the context may require). This Statement of Additional Information relates to the above-referenced Shares of the Fund.

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.


U.S. GOVERNMENT SECURITIES
The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. BANK INSTRUMENTS
The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund (`BIF'') or the Savings Association Insurance Fund (`SAIF''), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.



The Fund's investments in the obligations of foreign branches of U.S. banks and of foreign banks and other foreign issuers may subject the Fund to investment risks that are different in some respects from those of investment in obligations of U.S. domestic issuers. Such risk include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and foreign issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers. The Fund will acquire securities issued by foreign branches of U.S. banks or foreign issuers only when the adviser believes that the risks associated with such instruments are minimal.



RATINGS
An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group (`S&P''), Prime-1 by Moody's Investors Service, Inc. (`Moody's''), or F-1 (+ or -) by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See `Regulatory Compliance.''



MUNICIPAL SECURITIES
As stated in the Fund's Prospectus, the Fund may invest in obligations issued by state and local government entities. Municipal securities are issued by various public entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are considered to be municipal securities and may be purchased by the Fund. Dividends paid by the Fund that are derived from interest on such municipal securities would be taxable to the Fund's investors for federal income tax purposes.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.


REPURCHASE AGREEMENTS
The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.


RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.


CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.


LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS
The Fund may not purchase securities of any one issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. government securities.


ISSUING SENIOR SECURITIES, BORROWING MONEY AND PLEDGING ASSETS
The Fund may not borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets.
Additional investments will not be made when borrowings exceed 5% of the Fund's assets.
CONCENTRATION OF INVESTMENTS
The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activivites in the same industry, (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued by domestic banks.
LENDING CASH OR SECURITIES
The Fund may not make loans, except that the Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies,
(ii) enter into repurchase agreements for securities, (iii) lend portfolio securities as described in the prospectus, and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.


UNDERWRITING
The Fund may not act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.
INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.
INVESTING IN COMMODITIES AND MINERALS
The Fund may not purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases. The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.
SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not acquire more than 3% of the total outstanding securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 15% of the value of its total assets in securities of companies (including predecessors) with less than three years of continuous operation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust II, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.




Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee


Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee


Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930


Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:




111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash


Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding Institutional Shares.
As of March   , 1997, the following shareholder(s) of record owned 5% or
            --
more of the outstanding shares of the Prime Cash Obligations Fund:




TRUSTEE COMPENSATION
BOARD OF TRUSTEES - LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST               TRUST               FROM FUND COMPLEX *


James A. Carbone,     $0           $0 for the Trust and
Co-Chairman and Trustee                 Fund Complex(2)
Andrew Gordon,        $0           $0 for the Trust and
Co-Chariman, Trustee and President      Fund Complex(2)
Charles Barber,       $25,000      $25,000 for the Trust and
Trustee                            Fund Complex(1)
Burt N. Dorsett,      $25,000      $52,500 for the Trust and
Trustee                            Fund Complex(2)
Edward J. Kaier,      $25,000      $25,000 for the Trust and
Trustee                            Fund Complex(1)


S. Donald Wiley,      $25,000      $25,000 for the Trust and
Trustee                            Fund Complex(1)


* Represents the total compensation paid to such persons by all investment companies (including the Trust) from which such person received compensation during the fiscal year ended January 31, 1996 that are considered part of the same `fund complex'' as the Trust because they have common or affiliated investment advisers. The parenthetical number represents the number of such investment companies, including the Trust.

BOARD OF TRUSTEES - MONEY MARKET OBLIGATIONS TRUST II

                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST**            TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and
Chairman and Trustee               56 other investment companies in the
                                        Fund Complex
Thomas G. Bigley      $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $0           $119,615 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
William J. Copeland   $0           $119,615 for the Trust and


Trustee                            56 other investment companies in the
                                        Fund Complex
J. Christopher Donahue$0           $0 for the Trust and
President and Trustee              18 other investment companies in the
                                        Fund Complex
James E. Dowd         $0           $119,615 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex


Lawrence D. Ellis, M.D.            $0   $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $0   $119,615 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Peter E. Madden       $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Gregor F. Meyer       $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $0           $108,725 for the Trust and


Trustee                            56 other investment companies in the
                                        Fund Complex


* Information is furnished for the fiscal year ended January 31, 1997. **New Board of Trustees as of November 13, 1996, per shareholder approval. # The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+ The information is provided for the last calendar year.


TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.


The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Prior to November 13, 1996, Lehman Brothers Global Asset Management, New York, NY, was the investment adviser for the Fund.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. Prior to November 13, 1996, Lehman Brothers Global Asset Management (the `former adviser''), New York, NY served as the Fund's adviser. For the fiscal years ended
January 31,1997, 1996, and 1995, the adviser earned $    , $4,452,829, and
                                                     ----
$2,386,734, respectively, of which $     and $    ;, $0 and $0; and
                                    ----      ----
$1,171,734 and $0, respectively, were waived of advisory fees and reimbursement of expenses to maintain the Fund's operating expense ratios at certain levels.






BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year(s) ended January 31, 1997, 1996, and 1995, the Fund paid no brokerage commissions.


Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. FDISG (the `former administrator''), a subsidiary of First Data Corporation, Boston, MA, served as the Fund's administrator prior to November 13, 1996. For the fiscal years ended January 31, 1997, 1996, and
1995, the administrator earned $        , $4,452,829 and $2,386,734,
                                --------
respectively. Waivers by the administrator of administration fees and reimbursement of expenses to maintain the Fund's operating expense ratios at certain levels for the fiscal years ended January 31, 1997, 1996, and
1995, amounted to $       and $     ; $3,282,923 and $0; and $1,815,227 and
                   ------      -----
$0, respectively.


CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses. Prior to November 13, 1996, Boston Safe, Boston, MA, a wholly-owned subsidiary of Mellon Bank Corporation, served as the custodian for the Fund.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. Prior to November 13, 1996, FDISG served as the Fund's transfer agent. INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, PA. Prior to November 13, 1996, Ernst & Young LLP, Boston, MA, were the independent auditors for the Fund.




DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.


The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
SHAREHOLDER SERVICES
This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.


 By adopting the Shareholder Services Agreement, the Trustees expect that
the fund will benefit by:   (1) providing personal services to
shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and
(4) responding promptly to shareholders' requests and inquiries concerning their accounts.
Prior to November 13, 1996, the Fund entered into agreements with Service Organizations whose customers are the beneficial owners of what were formerly called Class B Shares and Class E Shares. For the fiscal year ended January 31, 1997, the following service fees were paid by the Fund:
Institutional Shares, $       ; Institutional Service Shares, $         ;
                       -------                                 ---------
and Institutional Capital Shares, $         .  For the fiscal year ended
                                   ---------
January 31, 1996, the following service fees were paid by the Fund: Class B Shares, $960,077; and Class E Shares, $17,459. For the fiscal year ended January 31, 1995, the following service fees were paid by the Fund: Class B Shares, $726,035; and Class E Shares, $5,834.




REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.


PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.


YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended January 31, 1997, the yield for
Institutional Shares was    %.
                         ---
For the seven-day period ended January 31, 1997, the yield for
Institutional Service Shares was    %.
                                 ---
For the seven-day period ended January 31, 1997, the yield for
Institutional Capital Shares was    %.
                                 ---
EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended January 31, 1997, the effective yield for
Institutional Shares was    %.
                         ---
For the seven-day period ended January 31, 1997, the effective yield for
Institutional Service Shares was    %.
                                 ---
For the seven-day period ended January 31, 1997, the effective yield for
Institutional Capital Shares was [   ]%.
                                  ---


TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For the one-year period ended January 31, 1997, and for the period from February 8, 1993 (date of initial public investment) through January 31,
1997, the average annual total returns were    %,     % and    %,
                                            ---    ---      ---
respectively, for Institutional Shares, were    %,    % and    %,
                                             ---   ---      ---
respectively, for Institutional Service Shares, were     %,    % and    %,
                                                      ---   ---      ---
respectively, for Institutional Capital Shares, were    %,      % and     ,
                                                     ---   -----      ----
respectively.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
     O    BANK RATE MONITOR(C) NATIONAL INDEX, Miami Beach, Florida,
      published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan
      Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.




ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.


MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
BANK MARKETING
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.


BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *Source: Investment Company Institute



    APPENDIX

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
PLUS (+) or MINUS (-)The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within this rating category. MOODY'S INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.


BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Con. (---) - Municipal Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience,
(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
Moody's applies numerical modifiers 1, 2 and 3 in generic classification of "Aa" in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the company ranks at the lower end of its generic rating category.
Those municipal bonds in the `Aa'' to ``B'' groups which Moody's believes possess the strongest investment attributes are designated by the symbols `Aa1,'' ``A1,'' `Baa1,'' ``Ba1,'' and `B1.''
FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong,


although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" or "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.
DUFF & PHELPS CREDIT RATING CO. LONG-TERM DEBT RATINGS
AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


A+, A, A- --Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
BBB+, BBB, BBB- --Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
THOMSON BANKWATCH LONG-TERM DEBT RATINGS
Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the two highest rating categories used by Thomson BankWatch for long-term debt ratings:
"AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high
"AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.
"A" - This designation indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
PLUS (+) OR MINUS (-) -The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed.
IBCA, INC. LONG-TERM DEBT RATINGS
IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the two highest categories used by IBCA for long-term debt ratings:
"AAA"     - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.
"AA"  -   Obligations for which there is a very low expectation of
investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.
"A"  -     Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business economic or financial conditions may lead to increased investment risk.
IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within these rating categories.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
   o Leading market positions in well established industries.
   o High rates of return on funds employed.
   o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
   o Broad margins in earning coverage of fixed financial charges and high internal cash generation.
   o Well established access to a range of financial markets and assured sources of alternate liquidity.


PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues. Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.
DUFF & PHELPS CREDIT RATING CO. COMMERCIAL PAPER RATING DEFINITIONS
The two highest rating categories of Duff & Phelps for investment grade commercial paper are `D-1'' and ``D-2.'' Duff & Phelps employs three designations, `D-1+,'' ``D-1'' and `D-1-,'' within the highest rating category. The following summarizes the two highest rating categories used by Duff & Phelps for commercial paper:


"D-1+"    - Debt possesses highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.
"D-1"    - Debt possesses very high certainty of timely payment.
Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.
"D-1-"   - Debt possesses high certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.
"D-2"   -  Debt possesses good certainty of timely payment.  Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.
THOMSON BANKWATCH COMMERCIAL PAPER RATING DEFINITIONS
Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less. The following summarizes the two highest ratings used by Thomson
BankWatch:
"TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.
`TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high a for issues rated "TBW-1."
IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS
IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The highest rating category or IBCA for short-term debt is "A." IBCA employs two designations, "A1+" and "A1," within the highest rating category. The following summarizes the two highest rating categories used by IBCA for short-term debt ratings:
"A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.
"A2" - Obligations are supported by a good capacity for timely repayment. STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS
A Standard & Poor's rating reflects the liquidity factors and market access risks unique to notes due in the three years or less. The following summarizes the two highest rating categories used by Standard & Poor's Corporation for municipal notes:
"SP-1"    - The issuers of these municipal notes exhibit strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay are given a plus (+) designation.
`SP-2''   - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
MOODY'S INVESTORS SERVICE, INC. MUNICIPAL NOTE RATINGS
Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as "VMIG." The following summarizes the two highest ratings used by Moody's Investors Service, Inc. for short-term notes:
"MIG-1"/"VMIG-1" - This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


"MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. Duff & Phelps and Fitch use the short-term ratings described under Commercial Paper Ratings for municipal notes.



PRIME VALUE OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(formerly, Prime Value Money Market Fund, a Portfolio of Lehman
Brothers Institutional Funds Group Trust)
INSTITUTIONAL SHARES (FORMERLY, CLASS A SHARES)
PROSPECTUS

The Institutional Shares (formerly, Class A Shares) of Prime Value Obligations Fund (formerly, Prime Value Money Market Fund) (the `Fund'') offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the `Trust''), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated March 31, 1997, with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997



Table of contents will be inserted when document is complete.


SUMMARY OF FUND EXPENSES


FINANCIAL HIGHLIGHTS- INSTITUTIONAL SHARES


GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may be changed by the Board of Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in one of the two highest short-term rating category by one or more nationally recognized statistical rating organizations (`NRSROs'') or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:
     odomestic issues of corporate debt obligations, including variable rate demand notes;
     ocommercial paper (including Canadian Commercial Paper and
      Europaper);


     ocertificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions (``Bank Instruments'');

     oforeign securities;

     oshort-term credit facilities;
     oasset-backed securities;
     oobligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities;
     oother money market instruments; and

     oobligations issued by state and local government agencies.

The Fund invests only in instruments denominated and payable in U.S.
dollars.


   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See ``Demand Features.'' The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.
   BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund (``BIF') or the Savings Association Insurance Fund (``SAIF'). Bank Instruments may include Eurodollar Certificates of Deposit (``ECDs'), Yankee Certificates of Deposit (``Yankee CDs') and Eurodollar Time Deposits (``ETDs'). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.



   FOREIGN SECURITIES. The Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

   ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.


   SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.
REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.
CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments (`demand features'') to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
INVESTMENT RISKS
ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.


INVESTMENT LIMITATIONS
The Fund may not:
     borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.
  The above investment limitations cannot be changed without shareholder approval.



FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.
   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.
   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.




DISTRIBUTION OF INSTITUTIONAL SHARES
Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
ADMINISTRATION OF THE FUND
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
Currently, Institutional Shares are accruing no shareholder services fees.


SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund`s investment adviser or its affiliates.
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
          MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
           .15%                  on the first $250 million
           .125%                 on the next $250 million
           .10%                  on the next $250 million
           .075%                 on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.




NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.
To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Prime Value Obligations Fund- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Value Obligations Fund-Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union (`bank'') via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.


HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemptions requests received after 3:00 p.m. (Eastern time). Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, `Redeeming Shares By Mail'' should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
As of March   , 1997,                 ,           , organized in the state
            --        ----------------  ----------
of         owned    % of the voting securities of the Fund, and, therefore,
   -------       ---
may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. STATE AND LOCAL TAXES
In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.
All classes are subject to certain of the same expenses.
Neither Institutional Service Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees.
Expense differences between classes may affect the performance of each class.
To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

Prime Value Obligations Fund
          Institutional Shares
                                        Federated Investors Tower
                                        Pittsburgh, PA 15222-3779

Distributor
          Federated Securities Corp.
                                        Federated Investors Tower
                                        Pittsburgh, PA  15222-3779


Investment Adviser
          Federated Management
                                        Federated Investors Tower
                                        Pittsburgh, PA   15222-3779

Custodian
          State Street Bank and Trust Company
                                        P.O. Box 8600
                                        Boston, MA  02266-8600

Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company
                                        P.O. Box 8600
                                        Boston, MA 02266-8600

Independent Public Accountants
          Ernst & Young LLP
                                        One Oxford Centre
                                        Pittsburgh, PA  15219










PRIME VALUE OBLIGATIONS FUND
(FORMERLY, PRIME VALUE MONEY MARKET FUND)
INSTITUTIONAL SHARES (FORMERLY, CLASS A SHARES)


PROSPECTUS
A Portfolio of Money Market Obligations Trust II (formerly,
Lehman Brothers Institutional Funds  Group Trust), an Open-
End Management Investment Company
Prospectus dated March 31, 1997

CUSIP 608912705
G01881-03-IS (3/97)




PRIME VALUE OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(formerly, Prime Value Money Market Fund, a Portfolio of Lehman
Brothers Institutional Funds Group Trust)
INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES)
PROSPECTUS


The Institutional Service Shares (formerly, Class B Shares) of Prime Value Obligations Fund (formerly, Prime Value Money Market Fund) (the `Fund'') offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the `Trust''), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated March 31, 1997, with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997



Table of contents will be inserted when document is complete.


SUMMARY OF FUND EXPENSES


FINANCIAL HIGHLIGHTS- INSTITUTIONAL SERVICE SHARES


GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may be changed by the Board of Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in one of the two highest short-term rating category by one or more nationally recognized statistical rating organizations (`NRSROs'') or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:
     odomestic issues of corporate debt obligations, including variable rate demand notes;
     ocommercial paper (including Canadian Commercial Paper and
      Europaper);


     ocertificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions (``Bank Instruments'');

     oforeign securities;

     oshort-term credit facilities;
     oasset-backed securities;
     oobligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities;
     oother money market instruments; and

     oobligations issued by state and local government agencies.

The Fund invests only in instruments denominated and payable in U.S.
dollars.


   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See ``Demand Features.'' The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.
   BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund (``BIF') or the Savings Association Insurance Fund (``SAIF'). Bank Instruments may include Eurodollar Certificates of Deposit (``ECDs'), Yankee Certificates of Deposit (``Yankee CDs') and Eurodollar Time Deposits (``ETDs'). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.



   FOREIGN SECURITIES. The Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

   ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.


   SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.
REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.
CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments (`demand features'') to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
INVESTMENT RISKS
ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.


INVESTMENT LIMITATIONS
The Fund may not:
     borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.
  The above investment limitations cannot be changed without shareholder approval.



FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.
   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.
   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.




DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES
Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
ADMINISTRATION OF THE FUND
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund`s investment adviser or its affiliates.
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
          MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
           .15%                  on the first $250 million
           .125%                 on the next $250 million
           .10%                  on the next $250 million
           .075%                 on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.




NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.
To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Prime Value Obligations Fund- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Value Obligations Fund-Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union (`bank'') via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.


HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemptions requests received after 3:00 p.m. (Eastern time). Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, `Redeeming Shares By Mail'' should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
As of March   , 1997,                 ,           , organized in the state
            --        ----------------  ----------
of         owned    % of the voting securities of the Fund, and, therefore,
   -------       ---
may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. STATE AND LOCAL TAXES
In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.
All classes are subject to certain of the same expenses.
Neither Institutional Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.
Expense differences between classes may affect the performance of each class.
To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

Prime Value Obligations Fund
          Institutional Service Shares
                                        Federated Investors Tower
                                        Pittsburgh, PA 15222-3779

Distributor
          Federated Securities Corp.
                                        Federated Investors Tower
                                        Pittsburgh, PA  15222-3779


Investment Adviser
          Federated Management
                                        Federated Investors Tower
                                        Pittsburgh, PA   15222-3779

Custodian
          State Street Bank and Trust Company
                                        P.O. Box 8600
                                        Boston, MA  02266-8600

Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company
                                        P.O. Box 8600
                                        Boston, MA 02266-8600

Independent Public Accountants
          Ernst & Young LLP
                                        One Oxford Centre
                                        Pittsburgh, PA  15219










PRIME VALUE OBLIGATIONS FUND
(FORMERLY, PRIME VALUE MONEY MARKET FUND)
INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES)

PROSPECTUS
A Portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust), an Open-End Management Investment Company Prospectus dated March 31, 1997

    CUSIP 608912804
    G01881-04-SS (3/97)





PRIME VALUE OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(formerly, Prime Value Money Market Fund, a Portfolio of Lehman
Brothers Institutional Funds Group Trust)
INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)
PROSPECTUS


The Institutional Capital Shares (formerly, Class E Shares) of Prime Value Obligations Fund (formerly, Prime Value Money Market Fund) (the `Fund'') offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the `Trust''), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve current income consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated March 31, 1997, with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997



Table of contents will be inserted when document is complete.


SUMMARY OF FUND EXPENSES


FINANCIAL HIGHLIGHTS- INSTITUTIONAL CAPITAL SHARES


GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Capital Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective may be changed by the Board of Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in one of the two highest short-term rating category by one or more nationally recognized statistical rating organizations (`NRSROs'') or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:
     odomestic issues of corporate debt obligations, including variable rate demand notes;
     ocommercial paper (including Canadian Commercial Paper and
      Europaper);


     ocertificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions (``Bank Instruments'');

     oforeign securities;

     oshort-term credit facilities;
     oasset-backed securities;
     oobligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities;
     oother money market instruments; and

     oobligations issued by state and local government agencies.

The Fund invests only in instruments denominated and payable in U.S.
dollars.


   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See ``Demand Features.'' The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.
   BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund (``BIF') or the Savings Association Insurance Fund (``SAIF'). Bank Instruments may include Eurodollar Certificates of Deposit (``ECDs'), Yankee Certificates of Deposit (``Yankee CDs') and Eurodollar Time Deposits (``ETDs'). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.



   FOREIGN SECURITIES. The Fund may invest substantially in securities of foreign issuers, including obligations of foreign banks or foreign branches of U.S. banks, and debt securities of foreign issuers, where the adviser deems the instrument to present minimal credit risks. Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

   ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.


   SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.
REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.
REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.
CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments (`demand features'') to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
INVESTMENT RISKS
ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.


INVESTMENT LIMITATIONS
The Fund may not:
     borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.
  The above investment limitations cannot be changed without shareholder approval.



FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.
   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.
   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.




DISTRIBUTION OF INSTITUTIONAL CAPITAL SHARES
Federated Securities Corp. is the principal distributor for Institutional Capital Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
ADMINISTRATION OF THE FUND
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund`s investment adviser or its affiliates.
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
          MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
           .15%                  on the first $250 million
           .125%                 on the next $250 million
           .10%                  on the next $250 million
           .075%                 on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.




NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Capital Shares from the value of Fund assets attributable to Institutional Capital Shares, and dividing the remainder by the number of Institutional Capital Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.
To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Prime Value Obligations Fund- Institutional Capital Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Value Obligations Fund-Institutional Capital Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union (`bank'') via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.


HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemptions requests received after 3:00 p.m. (Eastern time). Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, `Redeeming Shares By Mail'' should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
As of March   , 1997,                 ,           , organized in the state
            --        ----------------  ----------
of         owned    % of the voting securities of the Fund, and, therefore,
   -------       ---
may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. STATE AND LOCAL TAXES
In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.
All classes are subject to certain of the same expenses.
Neither Institutional Shares nor Institutional Service Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.
Expense differences between classes may affect the performance of each class.
To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

Prime Value Obligations Fund
          Institutional Capital Shares
                                        Federated Investors Tower
                                        Pittsburgh, PA 15222-3779

Distributor
          Federated Securities Corp.
                                        Federated Investors Tower
                                        Pittsburgh, PA  15222-3779


Investment Adviser
          Federated Management
                                        Federated Investors Tower
                                        Pittsburgh, PA   15222-3779

Custodian
          State Street Bank and Trust Company
                                        P.O. Box 8600
                                        Boston, MA  02266-8600

Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company
                                        P.O. Box 8600
                                        Boston, MA 02266-8600

Independent Public Accountants
          Ernst & Young LLP
                                        One Oxford Centre
                                        Pittsburgh, PA  15219










PRIME VALUE OBLIGATIONS FUND
(FORMERLY, PRIME VALUE MONEY MARKET FUND)
INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)

PROSPECTUS
A Portfolio of   Money Market  Obligations  Trust  II (formerly,
Lehman Brothers  Institutional Funds  Group Trust), an  Open-End
Management Investment Company
Prospectus dated March 31, 1997

CUSIP 608912887
G01881-08- (3/97)






                         PRIME VALUE OBLIGATIONS FUND
              (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
       (FORMERLY, PRIME VALUE MONEY MARKET FUND, A PORTFOLIO OF LEHMAN
                                   BROTHERS
                       INSTITUTIONAL FUNDS GROUP TRUST)
               INSTITUTIONAL SHARES (FORMERLY, CLASS A SHARES)
           INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES)
           INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)
                     STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information should be read with the prospectus(es) of Prime Value Obligations Fund (formerly, Prime Value Money Market Fund) (the ``Fund'), a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the ``Trust') dated March 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                        Statement dated March 31, 1997

Federated Securities Corp.
is the distributor of the Fund
and is a subsidiary of Federated Investors.


Cusip 608912408
Cusip 608912507
Cusip 608912606
G01881-10 (3/97)


FUND HISTORY                               1
INVESTMENT POLICIES                        1
Acceptable Investments                     1
U.S. Government Securities                 1
Bank Instruments                           1
Ratings                                    1
Municipal Securities                       2
When-Issued and Delayed Delivery Transactions
                                           2
Repurchase Agreements                      2
Reverse Repurchase Agreements              2
Restricted and Illiquid Securities         2
Credit Enhancement                         3
Lending of Portfolio Securities            3
INVESTMENT LIMITATIONS                     3
Regulatory Compliance                      4
MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT 4
Share Ownership                            8
Trustee Compensation                       9
Trustee Liability                          10
INVESTMENT ADVISORY SERVICES               10
Investment Adviser                         10
Advisory Fees                              10
BROKERAGE TRANSACTIONS                     11
OTHER SERVICES                             11
Fund Administration                        11
Custodian and Portfolio Accountant         11
Transfer Agent                             11
Independent  Auditors                      11


DETERMINING NET ASSET VALUE                12
Shareholder Services                       12
REDEMPTION IN KIND                         12
MASSACHUSETTS PARTNERSHIP LAW              13
THE FUND'S TAX STATUS                      13
PERFORMANCE INFORMATION                    13
Yield                                      13
Effective Yield                            13
Total Return                               13
Performance Comparisons                    14
Economic and Market Information            14
ABOUT FEDERATED INVESTORS                  14
Mutual Fund Market                         15
Institutional Clients                      15
Bank Marketing                             15
Broker/Dealers and Bank Broker/Dealer
  Subsidiaries                             15
APPENDIX                                   16


FUND HISTORY


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. On November 15, 1996, the Board of Trustees (`Trustees'') changed the name of the Trust from `Lehman Brothers Institutional Funds Group Trust'' to ``Money Market Obligations Trust II''and the name of the Fund from ``Prime Value Money Market Fund''to ``Prime Value Obligations Fund.''
Shares of the Fund are offered in three classes, known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares (individually and collectively referred to as `Shares,'' as the context may require). This Statement of Additional Information relates to the above-referenced Shares of the Fund.

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.


U.S. GOVERNMENT SECURITIES
The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. BANK INSTRUMENTS
The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund (`BIF'') or the Savings Association Insurance Fund (`SAIF''), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.



The Fund's investments in the obligations of foreign branches of U.S. banks and of foreign banks and other foreign issuers may subject the Fund to investment risks that are different in some respects from those of investment in obligations of U.S. domestic issuers. Such risk include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and foreign issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers. The Fund will acquire securities issued by foreign branches of U.S. banks or foreign issuers only when the adviser believes that the risks associated with such instruments are minimal.



RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1, A-1+, or A-2 by Standard & Poor's Ratings Group (`S&P''),Prime-1 or Prime-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1 +, F-1, or F-2 by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''

MUNICIPAL SECURITIES
As stated in the Fund's Prospectus, the Fund may invest in obligations issued by state and local government entities. Municipal securities are issued by various public entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are considered to be municipal securities and may be purchased by the Fund. Dividends paid by the Fund that are derived from interest on such municipal securities would be taxable to the Fund's investors for federal income tax purposes.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.


REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.


RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.


CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.


LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS
The Fund may not purchase securities of any one issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. government securities.


ISSUING SENIOR SECURITIES, BORROWING MONEY AND PLEDGING ASSETS
The Fund may not borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets.
Additional investments will not be made when borrowings exceed 5% of the Fund's assets.
CONCENTRATION OF INVESTMENTS
The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activivites in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.


LENDING CASH OR SECURITIES
The Fund may not make loans, except that the Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies,
(ii) enter into repurchase agreements for securities, (iii) lend portfolio securities as described in the prospectus, and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.
UNDERWRITING
The Fund may not act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.
INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.
INVESTING IN COMMODITIES AND MINERALS
The Fund may not purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases. The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.


SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not acquire more than 3% of the total outstanding securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING IN NEW ISSUERS
The Fund will not invest more than 15% of the value of its total assets in securities of companies (including predecessors) with less than three years of continuous operation.



REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust II, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924


Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.




Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee


President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.




James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.





Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924


Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.





Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer


Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.





Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:






111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash


Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding Institutional Shares.
As of March   , 1997, the following shareholder(s) of record owned 5% or
            --
more of the outstanding shares of the Prime Value Obligations Fund:




TRUSTEE COMPENSATION
BOARD OF TRUSTEES - LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST               TRUST               FROM FUND COMPLEX *


James A. Carbone,     $0           $0 for the Trust and
Co-Chairman and Trustee                 Fund Complex(2)
Andrew Gordon,        $0           $0 for the Trust and
Co-Chariman, Trustee and President      Fund Complex(2)
Charles Barber,       $25,000      $25,000 for the Trust and
Trustee                            Fund Complex(1)
Burt N. Dorsett,      $25,000      $52,500 for the Trust and
Trustee                            Fund Complex(2)
Edward J. Kaier,      $25,000      $25,000 for the Trust and
Trustee                            Fund Complex(1)


S. Donald Wiley,      $25,000      $25,000 for the Trust and
Trustee                            Fund Complex(1)


* Represents the total compensation paid to such persons by all investment companies (including the Trust) from which such person received compensation during the fiscal year ended January 31, 1996 that are considered part of the same `fund complex'' as the Trust because they have common or affiliated investment advisers. The parenthetical number represents the number of such investment companies, including the Trust.

BOARD OF TRUSTEES - MONEY MARKET OBLIGATIONS TRUST II

                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST**            TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and
Chairman and Trustee               56 other investment companies in the
                                        Fund Complex
Thomas G. Bigley      $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $0           $119,615 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
William J. Copeland   $0           $119,615 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex


J. Christopher Donahue$0           $0 for the Trust and
President and Trustee              18 other investment companies in the
                                        Fund Complex
James E. Dowd         $0           $119,615 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex


Lawrence D. Ellis, M.D.            $0   $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $0   $119,615 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Peter E. Madden       $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Gregor F. Meyer       $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex




* Information is furnished for the fiscal year ended January 31, 1997. **New Board of Trustees as of November 13, 1996, per shareholder approval. # The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+ The information is provided for the last calendar year.


TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Prior to November 13, 1996, Lehman Brothers Global Asset Management, New York, NY, was the investment adviser for the Fund.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. Prior to November 13, 1996, Lehman Brothers Global Asset Management (the `former adviser''), New York, NY served as the Fund's adviser. For the fiscal years ended
January 31,1997, 1996, and 1995, the adviser earned $    , $4,452,829, and
                                                     ----
$2,386,734, respectively, of which $     and $    ;, $0 and $0; and
                                    ----      ----
$1,171,734 and $0, respectively, were waived of advisory fees and reimbursement of expenses to maintain the Fund's operating expense ratios at certain levels.




BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year(s) ended January 31, 1997, 1996, and 1995, the Fund paid no brokerage commissions.


Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. FDISG (the `former administrator''), a subsidiary of First Data Corporation, Boston, MA, served as the Fund's administrator prior to November 13, 1996. For the fiscal years ended January 31, 1997, 1996, and
1995, the administrator earned $        , $4,452,829 and $2,386,734,
                                --------
respectively. Waivers by the administrator of administration fees and reimbursement of expenses to maintain the Fund's operating expense ratios at certain levels for the fiscal years ended January 31, 1997, 1996, and
1995, amounted to $       and $     ; $3,282,923 and $0; and $1,815,227 and
                   ------      -----
$0, respectively.


CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses. Prior to November 13, 1996, Boston Safe, Boston, MA, a wholly-owned subsidiary of Mellon Bank Corporation, served as the custodian for the Fund.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. Prior to November 13, 1996, FDISG served as the Fund's transfer agent. INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, PA. Prior to November 13, 1996, Ernst & Young LLP, Boston, MA, were the independent auditors for the Fund.




DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


SHAREHOLDER SERVICES
This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
 By adopting the Shareholder Services Agreement, the Trustees expect that
the Fund will benefit by:   (1) providing personal services to
shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and
(4) responding promptly to shareholders' requests and inquiries concerning their accounts.
Prior to November 13, 1996, the Fund entered into agreements with Service Organizations whose customers are the beneficial owners of what were formerly called Class B Shares and Class E Shares. For the fiscal year ended January 31, 1997, the following service fees were paid by the Fund:
Institutional Shares, $       ; Institutional Service Shares, $         ;
                       -------                                 ---------
and Institutional Capital Shares, $         .  For the fiscal year ended
                                   ---------
January 31, 1996, the following service fees were paid by the Fund: Class B Shares, $960,077; and Class E Shares, $17,459. For the fiscal year ended January 31, 1995, the following service fees were paid by the Fund: Class B Shares, $726,035; and Class E Shares, $5,834.




REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.


PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.


YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended January 31, 1997, the yield for
Institutional Shares was    %.
                         ---
For the seven-day period ended January 31, 1997, the yield for
Institutional Service Shares was    %.
                                 ---
For the seven-day period ended January 31, 1997, the yield for
Institutional Capital Shares was    %.
                                 ---
EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended January 31, 1997, the effective yield for
Institutional Shares was    %.
                         ---
For the seven-day period ended January 31, 1997, the effective yield for
Institutional Service Shares was    %.
                                 ---
For the seven-day period ended January 31, 1997, the effective yield for
Institutional Capital Shares was [   ]%.
                                  ---


TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For the one-year period ended January 31, 1997, and for the period from February 8, 1993 (date of initial public investment) through January 31,
1997, the average annual total returns were    %,     % and    %,
                                            ---    ---      ---
respectively, for Institutional Shares, were    %,    % and    %,
                                             ---   ---      ---
respectively, for Institutional Service Shares, were     %,    % and    %,
                                                      ---   ---      ---
respectively, for Institutional Capital Shares, were    %,      % and     ,
                                                     ---   -----      ----
respectively.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
     O    BANK RATE MONITOR(C) NATIONAL INDEX, Miami Beach, Florida,
      published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan
      Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.




ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.


MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
BANK MARKETING
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.


BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--we have 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *Source: Investment Company Institute



    APPENDIX

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


PLUS (+) or MINUS (-)The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within this rating category. MOODY'S INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.


Con. (---) - Municipal Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience,
(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
Moody's applies numerical modifiers 1, 2 and 3 in generic classification of "Aa" in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the company ranks at the lower end of its generic rating category.
Those municipal bonds in the `Aa'' to ``B'' groups which Moody's believes possess the strongest investment attributes are designated by the symbols `Aa1,'' ``A1,'' `Baa1,'' ``Ba1,'' and `B1.''
FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" or "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.
DUFF & PHELPS CREDIT RATING CO. LONG-TERM DEBT RATINGS
AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
A+, A, A- --Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
BBB+, BBB, BBB- --Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
THOMSON BANKWATCH LONG-TERM DEBT RATINGS


Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the two highest rating categories used by Thomson BankWatch for long-term debt ratings:
"AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high
"AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.
"A" - This designation indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
PLUS (+) OR MINUS (-) -The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed.
IBCA, INC. LONG-TERM DEBT RATINGS
IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the two highest categories used by IBCA for long-term debt ratings:
"AAA"     - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.


"AA"  -   Obligations for which there is a very low expectation of
investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.
"A"  -     Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business economic or financial conditions may lead to increased investment risk.
IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within these rating categories.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
   o Leading market positions in well established industries.
   o High rates of return on funds employed.
   o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
   o Broad margins in earning coverage of fixed financial charges and high internal cash generation.
   o Well established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues. Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.
DUFF & PHELPS CREDIT RATING CO. COMMERCIAL PAPER RATING DEFINITIONS
The two highest rating categories of Duff & Phelps for investment grade commercial paper are `D-1'' and ``D-2.'' Duff & Phelps employs three designations, `D-1+,'' ``D-1'' and `D-1-,'' within the highest rating category. The following summarizes the two highest rating categories used by Duff & Phelps for commercial paper:
"D-1+"    - Debt possesses highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.


"D-1"    - Debt possesses very high certainty of timely payment.
Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.
"D-1-"   - Debt possesses high certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.
"D-2"   -  Debt possesses good certainty of timely payment.  Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.
THOMSON BANKWATCH COMMERCIAL PAPER RATING DEFINITIONS
Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less. The following summarizes the two highest ratings used by Thomson
BankWatch:
"TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.
`TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high a for issues rated "TBW-1."
IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS
IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The highest rating category or IBCA for short-term debt is "A." IBCA employs two designations, "A1+" and "A1," within the highest rating category. The following summarizes the two highest rating categories used by IBCA for short-term debt ratings:


"A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.
"A2" - Obligations are supported by a good capacity for timely repayment. STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS
A Standard & Poor's rating reflects the liquidity factors and market access risks unique to notes due in the three years or less. The following summarizes the two highest rating categories used by Standard & Poor's Corporation for municipal notes:
"SP-1"    - The issuers of these municipal notes exhibit strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay are given a plus (+) designation.
`SP-2''   - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
MOODY'S INVESTORS SERVICE, INC. MUNICIPAL NOTE RATINGS
Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as "VMIG." The following summarizes the two highest ratings used by Moody's Investors Service, Inc. for short-term notes:
"MIG-1"/"VMIG-1" - This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Duff & Phelps and Fitch use the short-term ratings described under Commercial Paper Ratings for municipal notes.



MUNICIPAL OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(formerly, Municipal Money Market Fund, a Portfolio of Lehman
Brothers Institutional Funds Group Trust)
INSTITUTIONAL SHARES (FORMERLY, CLASS A SHARES)
PROSPECTUS

The Institutional Shares (formerly, Class A Shares) of Municipal Obligations Fund (formerly, Municipal Money Market Fund) (the `Fund'') offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the `Trust''), an open-end management investment company (a mutual fund). The Fund invests in short-term municipal securities to provide current income exempt from federal regular income tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated March 31, 1997, with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997



Table of contents will be inserted when document is complete.


SUMMARY OF FUND EXPENSES


FINANCIAL HIGHLIGHTS- INSTITUTIONAL SHARES


GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. This investment objective may be changed by the Board of Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax (`Municipal Securities''). Examples of Municipal Securities include, but are not limited to:
     otax and revenue anticipation notes issued to finance working capital needs to anticipation of receiving taxes or other revenues;
     obond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
     omunicipal commercial paper and other short-term notes;
     ovariable rate demand notes;
     omunicipal bonds (including bonds having serial maturities and pre-
      refunded bonds) and leases; and
     oparticipation, trust, and partnership interests in any of the foregoing obligations.


   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See ``Demand Features.'' The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.
   PARTICIPATION INTERESTS. The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.


   MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.
   CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.
   DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments (`demand features'') to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.


REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to the securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements. Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so.
MUNICIPAL SECURITIES
Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.
Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or contruct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.


The two principal classifications of Municipal Securities are `general obligations''and ``revenue'' bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds. INVESTMENT RISKS
Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.
The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.


INVESTMENT LIMITATIONS
The Fund may not:
     borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or


     purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities.
  The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.
   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF INSTITUTIONAL SHARES
Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


ADMINISTRATION OF THE FUND
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
Currently, Institutional Shares are accruing no shareholder services fees. SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund`s investment adviser or its affiliates.


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
          MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
           .15%                  on the first $250 million
           .125%                 on the next $250 million
           .10%                  on the next $250 million
           .075%                 on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.
To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Municipal Obligations Fund- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Municipal Obligations Fund-Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union (`bank'') via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.


HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemptions requests received after 12:00 Noon (Eastern time). Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, `Redeeming Shares By Mail'' should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
As of March   , 1997,                 ,           , organized in the state
            --        ----------------  ----------
of         owned    % of the voting securities of the Fund, and, therefore,
   -------       ---
may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain `private activity'' bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain `tax preference'' items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.
Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.
These tax consequences apply whether dividends are received in cash or as additional shares.
STATE AND LOCAL TAXES
In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.
Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.




OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.
All classes are subject to certain of the same expenses.
Neither Institutional Service Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees.
Expense differences between classes may affect the performance of each class.
To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

Municipal Obligations Fund
          Institutional Shares
                                        Federated Investors Tower
                                        Pittsburgh, PA 15222-3779

Distributor
          Federated Securities Corp.
                                        Federated Investors Tower
                                        Pittsburgh, PA  15222-3779


Investment Adviser
          Federated Management
                                        Federated Investors Tower
                                        Pittsburgh, PA   15222-3779

Custodian
          State Street Bank and Trust Company
                                        P.O. Box 8600
                                        Boston, MA  02266-8600

Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company
                                        P.O. Box 8600
                                        Boston, MA 02266-8600

Independent Public Accountants
          Ernst & Young LLP
                                        One Oxford Centre
                                        Pittsburgh, PA  15219










MUNICIPAL OBLIGATIONS FUND
(FORMERLY, MUNICIPAL MONEY MARKET FUND)
Institutional Shares (formerly, Class A Shares)


Prospectus
A Portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust), an Open-End Management Investment Company Prospectus dated March 31, 1997

CUSIP 608912101
G01881-05-IS (3/97)






MUNICIPAL OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(formerly, Municipal Money Market Fund, a Portfolio of Lehman
Brothers Institutional Funds Group Trust)
INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES)
PROSPECTUS


The Institutional Service Shares (formerly, Class B Shares) of Municipal Obligations Fund (formerly, Municipal Money Market Fund) (the `Fund'') offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the `Trust''), an open-end management investment company (a mutual fund). The Fund invests in short-term municipal securities to provide current income exempt from federal regular income tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated March 31, 1997, with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997



Table of contents will be inserted when document is complete.


SUMMARY OF FUND EXPENSES


FINANCIAL HIGHLIGHTS- INSTITUTIONAL SERVICE SHARES


GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $1,000,000 over a one-year period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. This investment objective may be changed by the Board of Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax (`Municipal Securities''). Examples of Municipal Securities include, but are not limited to:
     otax and revenue anticipation notes issued to finance working capital needs to anticipation of receiving taxes or other revenues;
     obond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
     omunicipal commercial paper and other short-term notes;
     ovariable rate demand notes;
     omunicipal bonds (including bonds having serial maturities and pre-
      refunded bonds) and leases; and
     oparticipation, trust, and partnership interests in any of the foregoing obligations.


   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See ``Demand Features.'' The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.
   PARTICIPATION INTERESTS. The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.


   MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.
   CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.
   DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments (`demand features'') to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.


REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to the securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements. Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so.
MUNICIPAL SECURITIES
Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.
Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or contruct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.


The two principal classifications of Municipal Securities are `general obligations''and ``revenue'' bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds. INVESTMENT RISKS
Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.
The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.


INVESTMENT LIMITATIONS
The Fund may not:
     borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or


     purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities.
  The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.
   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES
Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


ADMINISTRATION OF THE FUND
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund`s investment adviser or its affiliates.


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
          MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
           .15%                  on the first $250 million
           .125%                 on the next $250 million
           .10%                  on the next $250 million
           .075%                 on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.
To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Municipal Obligations Fund- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Municipal Obligations Fund-Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union (`bank'') via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.


HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemptions requests received after 12:00 Noon (Eastern time). Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, `Redeeming Shares By Mail'' should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
As of March   , 1997,                 ,           , organized in the state
            --        ----------------  ----------
of         owned    % of the voting securities of the Fund, and, therefore,
   -------       ---
may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain `private activity'' bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain `tax preference'' items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.
Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.
These tax consequences apply whether dividends are received in cash or as additional shares.
STATE AND LOCAL TAXES
In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.
Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.




OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.
All classes are subject to certain of the same expenses.
Neither Institutional Shares nor Institutional Capital Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.
Expense differences between classes may affect the performance of each class.
To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

Municipal Obligations Fund
          Institutional Service Shares
                                        Federated Investors Tower
                                        Pittsburgh, PA 15222-3779

Distributor
          Federated Securities Corp.
                                        Federated Investors Tower
                                        Pittsburgh, PA  15222-3779


Investment Adviser
          Federated Management
                                        Federated Investors Tower
                                        Pittsburgh, PA   15222-3779

Custodian
          State Street Bank and Trust Company
                                        P.O. Box 8600
                                        Boston, MA  02266-8600

Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company
                                        P.O. Box 8600
                                        Boston, MA 02266-8600

Independent Public Accountants
          Ernst & Young LLP
                                        One Oxford Centre
                                        Pittsburgh, PA  15219


    >







MUNICIPAL OBLIGATIONS FUND
(FORMERLY, MUNICIPAL MONEY MARKET FUND)
INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES)

PROSPECTUS
A Portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust), an Open-End Management Investment Company Prospectus dated March 31, 1997

CUSIP 608912200
G01881-06-SS (3/97)







MUNICIPAL OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
(formerly, Municipal Money Market Fund, a Portfolio of Lehman
Brothers Institutional Funds Group Trust)
INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)
PROSPECTUS


The Institutional Capital Shares (formerly, Class E Shares) of Municipal Obligations Fund (formerly, Municipal Money Market Fund) (the `Fund'') offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the `Trust''), an open-end management investment company (a mutual fund). The Fund invests in short-term municipal securities to provide current income exempt from federal regular income tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated March 31, 1997, with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997



Table of contents will be inserted when document is complete.


SUMMARY OF FUND EXPENSES


FINANCIAL HIGHLIGHTS- INSTITUTIONAL CAPITAL SHARES


GENERAL INFORMATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established three classes of shares known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This prospectus relates only to Institutional Capital Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. A minimum initial investment of $1,000,000 over a one-year period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. This investment objective may be changed by the Board of Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax (`Municipal Securities''). Examples of Municipal Securities include, but are not limited to:
     otax and revenue anticipation notes issued to finance working capital needs to anticipation of receiving taxes or other revenues;
     obond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
     omunicipal commercial paper and other short-term notes;
     ovariable rate demand notes;
     omunicipal bonds (including bonds having serial maturities and pre-
      refunded bonds) and leases; and
     oparticipation, trust, and partnership interests in any of the foregoing obligations.


   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See ``Demand Features.'' The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.
   PARTICIPATION INTERESTS. The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.


   MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.
   CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.
   DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments (`demand features'') to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.


REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 10% of its net assets.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to the securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements. Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so.
MUNICIPAL SECURITIES
Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.
Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.


The two principal classifications of Municipal Securities are `general obligations''and ``revenue'' bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds. INVESTMENT RISKS
Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.
The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.


INVESTMENT LIMITATIONS
The Fund may not:
     borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks, or subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge or hypothecate any assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets at the time of such borrowing; or


     purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities.
  The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.
   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF INSTITUTIONAL CAPITAL SHARES
Federated Securities Corp. is the principal distributor for Institutional Capital Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


ADMINISTRATION OF THE FUND
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund`s investment adviser or its affiliates.


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
          MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
           .15%                  on the first $250 million
           .125%                 on the next $250 million
           .10%                  on the next $250 million
           .075%                 on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Capital Shares from the value of Fund assets attributable to Institutional Capital Shares, and dividing the remainder by the number of Institutional Capital Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.
To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Municipal Obligations Fund- Institutional Capital Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Municipal Obligations Fund-Institutional Capital Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


INVEST-BY-PHONE. Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union (`bank'') via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.


HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemptions requests received after 12:00 Noon (Eastern time). Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, `Redeeming Shares By Mail'' should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
As of March   , 1997,                 ,           , organized in the state
            --        ----------------  ----------
of         owned    % of the voting securities of the Fund, and, therefore,
   -------       ---
may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain `private activity'' bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain `tax preference'' items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.
Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.
These tax consequences apply whether dividends are received in cash or as additional shares.
STATE AND LOCAL TAXES
In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.
Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.




OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.
All classes are subject to certain of the same expenses.
Neither Institutional Shares nor Institutional Service Shares are distributed with a 12b-1 Plan but both are subject to shareholder services fees. Currently, Institutional Shares are accruing no shareholder services fees.
Expense differences between classes may affect the performance of each class.
To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

Municipal Obligations Fund
          Institutional Capital Shares
                                        Federated Investors Tower
                                        Pittsburgh, PA 15222-3779

Distributor
          Federated Securities Corp.
                                        Federated Investors Tower
                                        Pittsburgh, PA  15222-3779


Investment Adviser
          Federated Management
                                        Federated Investors Tower
                                        Pittsburgh, PA   15222-3779

Custodian
          State Street Bank and Trust Company
                                        P.O. Box 8600
                                        Boston, MA  02266-8600

Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company
                                        P.O. Box 8600
                                        Boston, MA 02266-8600

Independent Public Accountants
          Ernst & Young LLP
                                        One Oxford Centre
                                        Pittsburgh, PA  15219










MUNICIPAL OBLIGATIONS FUND
(FORMERLY, MUNICIPAL MONEY MARKET FUND)
INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)

PROSPECTUS
A Portfolio of Money Market Obligations Trust II (formerly, Lehman Brothers Institutional Funds Group Trust), an Open-End Management Investment Company Prospectus dated March 31, 1997

CUSIP 608912309
G01881-09- (3/97)






                          MUNICIPAL OBLIGATIONS FUND
              (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST II)
    (FORMERLY, MUNICIPAL MONEY MARKET FUND, A PORTFOLIO OF LEHMAN BROTHERS
                       INSTITUTIONAL FUNDS GROUP TRUST)
               INSTITUTIONAL SHARES (FORMERLY, CLASS A SHARES)
           INSTITUTIONAL SERVICE SHARES (FORMERLY, CLASS B SHARES)
           INSTITUTIONAL CAPITAL SHARES (FORMERLY, CLASS E SHARES)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus(es) of Municipal Obligations Fund (formerly, Municipal Money Market Fund) (the ``Fund'), a portfolio of Money Market Obligations


   Trust II (formerly, Lehman Brothers Institutional Funds Group Trust) (the ``Trust') dated March 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                        Statement dated March 31, 1997

[LOGO]
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 608912101
Cusip 608912200
Cusip 608912309
G01881-12 (3/97)


FUND HISTORY                              1

INVESTMENT POLICIES                       1

 Acceptable Investments                   1
 Participation Interests                  1
 Municipal Leases                         1
 Ratings                                  1
 When-Issued and Delayed Delivery
  Transactions                            2
 Repurchase Agreements                    2
 Reverse Repurchase Agreements            2
 Restricted and Illiquid Securities       2
 Credit Enhancement                       2
INVESTMENT LIMITATIONS                    2

 Regulatory Compliance                    4
MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT
                                          4

 Share Ownership                          8
 Trustee Compensation                     8
 Trustee Liability                        9
INVESTMENT ADVISORY SERVICES             10

 Investment Adviser                      10
 Advisory Fees                           10
BROKERAGE TRANSACTIONS                   10

OTHER SERVICES                           10

 Fund Administration                     10
 Custodian and Portfolio Accountant      11


 Transfer Agent                          11
 Independent  Auditors                   11
DETERMINING NET ASSET VALUE              11

 Shareholder Services                    11
REDEMPTION IN KIND                       12

MASSACHUSETTS PARTNERSHIP LAW            12

THE FUND'S TAX STATUS                    12

PERFORMANCE INFORMATION                  12

 Yield                                   12
 Effective Yield                         13
 Tax-Equivalent Yield                    13
 Tax-Equivalency Table                   13
 Total Return                            14
 Performance Comparisons                 14
 Economic and Market Information         14
ABOUT FEDERATED INVESTORS                15

 Mutual Fund Market                      15
 Institutional Clients                   15
 Bank Marketing                          15
 Broker/Dealers and Bank Broker/Dealer
   Subsidiaries                          15
APPENDIX                                 16


FUND HISTORY


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. On November 15, 1996, the Board of Trustees (`Trustees'') changed the name of the Trust from `Lehman Brothers Institutional Funds Group Trust'' to ``Money Market Obligations Trust II''and the name of the Fund from ``Municipal Money Market Fund''to ``Municipal Obligations Fund.''
Shares of the Fund are offered in three classes, known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares (individually and collectively referred to as `Shares,'' as the context may require). This Statement of Additional Information relates to the above-referenced Shares of the Fund.

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.


PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities. MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. the participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.


In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1 +, F-1, or F-2 by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.


REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.


RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.


INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS
The Fund may not purchase securities of any one issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. government securities.
ISSUING SENIOR SECURITIES, BORROWING MONEY AND PLEDGING ASSETS
The Fund may not borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets.
Additional investments will not be made when borrowings exceed 5% of the Fund's assets.
LENDING CASH OR SECURITIES
The Fund may not make loans, except that the Fund may (I) purchase or hold debt obligations in accordance with its investment objective and policies,
(ii) enter into repurchase agreements for securities, (iii) lend portfolio securities, and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.


UNDERWRITING
The Fund may not act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.
INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.
INVESTING IN COMMODITIES AND MINERALS
The Fund may not purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases. CONCENTRATION OF INVESTMENTS
The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.


SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not acquire more than 3% of the total outstanding securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
In addition, without approval of the holders of a majority of the Fund's outstanding shares, the Fund may not change its policy of investing at least 80% of its total assets (except during temporary defensive periods) in Municipal Securities.



REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

MONEY MARKET OBLIGATIONS TRUST II MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust II, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924


Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.





John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee


President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Trustee
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.




James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.





Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924


Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer


Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.


As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:


111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash


Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding Institutional Shares.
As of March   , 1997, the following shareholder(s) of record owned 5% or
            --
more of the outstanding shares of the Municipal Obligations Fund:


TRUSTEE COMPENSATION
BOARD OF TRUSTEES - LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST               TRUST               FROM FUND COMPLEX *


James A. Carbone,     $0           $0 for the Trust and
Co-Chairman and Trustee                 Fund Complex(2)
Andrew Gordon,        $0           $0 for the Trust and
Co-Chariman, Trustee and President      Fund Complex(2)
Charles Barber,       $25,000      $25,000 for the Trust and
Trustee                            Fund Complex(1)
Burt N. Dorsett,      $25,000      $52,500 for the Trust and
Trustee                            Fund Complex(2)
Edward J. Kaier,      $25,000      $25,000 for the Trust and
Trustee                            Fund Complex(1)
S. Donald Wiley,      $25,000      $25,000 for the Trust and
Trustee                            Fund Complex(1)




* Represents the total compensation paid to such persons by all investment companies (including the Trust) from which such person received compensation during the fiscal year ended January 31, 1996 that are considered part of the same `fund complex'' as the Trust because they have common or affiliated investment advisers. The parenthetical number represents the number of such investment companies, including the Trust.




BOARD OF TRUSTEES - MONEY MARKET OBLIGATIONS TRUST II

                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST**            TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and
Chairman and Trustee               56 other investment companies in the
                                        Fund Complex
Thomas G. Bigley      $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $0           $119,615 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
William J. Copeland   $0           $119,615 for the Trust and


Trustee                            56 other investment companies in the
                                        Fund Complex
J. Christopher Donahue$0           $0 for the Trust and
President and Trustee              18 other investment companies in the
                                        Fund Complex
James E. Dowd         $0           $119,615 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Lawrence D. Ellis, M.D.            $0   $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $0   $119,615 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Peter E. Madden       $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Gregor F. Meyer       $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $0           $108,725 for the Trust and
Trustee                            56 other investment companies in the
                                        Fund Complex




* Information is furnished for the fiscal year ended January 31, 1997. **New Board of Trustees as of November 13, 1996, per shareholder approval. # The aggregate compensation is provided for the Trust which is comprised of three portfolios.
+ The information is provided for the last calendar year.


TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Prior to November 13, 1996, Lehman Brothers Global Asset Management, New York, NY, was the investment adviser for the Fund.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. Prior to November 13, 1996, Lehman Brothers Global Asset Management (the `former adviser''), New York, NY served as the Fund's adviser. For the fiscal years ended
January 31,1997, 1996, and 1995, the adviser earned $    , $4,452,829, and
                                                     ----
$2,386,734, respectively, of which $     and $    ;, $0 and $0; and
                                    ----      ----
$1,171,734 and $0, respectively, were waived of advisory fees and reimbursement of expenses to maintain the Fund's operating expense ratios at certain levels.




BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year(s) ended January 31, 1997, 1996, and 1995, the Fund paid no brokerage commissions.


Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. FDISG (the `former administrator''), a subsidiary of First Data Corporation, Boston, MA, served as the Fund's administrator prior to November 13, 1996. For the fiscal years ended January 31, 1997, 1996, and
1995, the administrator earned $        , $4,452,829 and $2,386,734,
                                --------
respectively. Waivers by the administrator of administration fees and reimbursement of expenses to maintain the Fund's operating expense ratios at certain levels for the fiscal years ended January 31, 1997, 1996, and
1995, amounted to $       and $     ; $3,282,923 and $0; and $1,815,227 and
                   ------      -----
$0, respectively.


CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses. Prior to November 13, 1996, Boston Safe, Boston, MA, a wholly-owned subsidiary of Mellon Bank Corporation, served as the custodian for the Fund.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. Prior to November 13, 1996, FDISG served as the Fund's transfer agent. INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, PA. Prior to November 13, 1996, Ernst & Young LLP, Boston, MA, were the independent auditors for the Fund.




DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


SHAREHOLDER SERVICES
This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
 By adopting the Shareholder Services Agreement, the Trustees expect that
the fund will benefit by:   (1) providing personal services to
shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and
(4) responding promptly to shareholders' requests and inquiries concerning their accounts.
Prior to November 13, 1996, the Fund entered into agreements with Service Organizations whose customers are the beneficial owners of what were formerly called Class B Shares and Class E Shares. For the fiscal year ended January 31, 1997, the following service fees were paid by the Fund:
Institutional Shares, $       ; Institutional Service Shares, $         ;
                       -------                                 ---------
and Institutional Capital Shares, $         .  For the fiscal year ended
                                   ---------
January 31, 1996, the following service fees were paid by the Fund: Class B Shares, $960,077; and Class E Shares, $17,459. For the fiscal year ended January 31, 1995, the following service fees were paid by the Fund: Class B Shares, $726,035; and Class E Shares, $5,834.




REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.


PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.


YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended January 31, 1997, the yield for
Institutional Shares was    %.
                         ---
For the seven-day period ended January 31, 1997, the yield for
Institutional Service Shares was    %.
                                 ---
For the seven-day period ended January 31, 1997, the yield for
Institutional Capital Shares was    %.
                                 ---
EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended January 31, 1997, the effective yield for
Institutional Shares was    %.
                         ---
For the seven-day period ended January 31, 1997, the effective yield for
Institutional Service Shares was    %.
                                 ---
For the seven-day period ended January 31, 1997, the effective yield for
Institutional Capital Shares was [   ]%.
                                  ---


TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 39.60% tax rate (the maximum effective federal rate for individuals) and assuming that the income is 100% tax exempt.
For the seven-day period ended January 31, 1997, the tax-equivalent yield
for Institutional Shares was    %.
                             ---
For the seven-day period ended January 31, 1997, the tax-equivalent yield
for Institutional Service Shares was    %.
                                     ---
For the seven-day period ended January 31, 1997, the tax-equivalent yield
for Institutional Capital Shares was [   ]%.
                                      ---
TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                       TAXABLE YIELD EQUIVALENT FOR 1997
                              MULTISTATE MUNICIPAL FUNDS

    FEDERAL INCOME TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%



    JOINT        $1- $41,201-   $99,601-   $151,751-     OVER
    RETURN    41,200  99,600    151,750     271,050    $271,050



    SINGLE       $1- $24,651-   $59,751-   $124,651-     OVER
    RETURN    24,650  59,750    124,650     271,050    $271,050


Tax-Exempt
Yield                    Taxable Yield Equivalent


     1.00%     1.18%    1.39%     1.45%      1.56%       1.66%
     1.50%     1.76%    2.08%     2.17%      2.34%       2.48%
     2.00%     2.35%    2.78%     2.90%      3.13%       3.31%
     2.50%     2.94%    3.47%     3.62%      3.91%       4.14%
     3.00%     3.53%    4.17%     4.35%      4.69%       4.97%
     3.50%     4.12%    4.86%     5.07%      5.47%       5.79%
     4.00%     4.71%    5.56%     5.80%      6.25%       6.62%
     4.50%     5.29%    6.25%     6.52%      7.03%       7.45%
     5.00%     5.88%    6.94%     7.25%      7.81%       8.28%
     5.50%     6.47%    7.64%     7.97%      8.59%       9.11%
     6.00%     7.06%    8.33%     8.70%      9.38%       9.93%
     6.50%     7.65%    9.03%     9.42%     10.16%      10.76%
     7.00%     8.24%    9.72%    10.14%     10.94%      11.59%
     7.50%     8.82%   10.42%    10.87%     11.72%      12.42%
     8.00%     9.41%   11.11%    11.59%     12.50%      13.25%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
*Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For the one-year period ended January 31, 1997, and for the period from February 8, 1993 (date of initial public investment) through January 31,
1997, the average annual total returns were    %,     % and    %,
                                            ---    ---      ---
respectively, for Institutional Shares, were    %,    % and    %,
                                             ---   ---      ---
respectively, for Institutional Service Shares, were     %,    % and    %,
                                                      ---   ---      ---
respectively, for Institutional Capital Shares, were    %,      % and     ,
                                                     ---   -----      ----
respectively.
PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
     o BANK RATE MONITOR(C) NATIONAL INDEX, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan
      Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.




ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the municipal sector, as of December 31, 1996, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 21 money market funds with approximately $9.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Thrity-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*


Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
BANK MARKETING
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *Source: Investment Company Institute





    APPENDIX

STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major
PLUS (+) or MINUS (-)The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within this rating category. MOODY'S INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Con. (---) - Municipal Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience,
(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


Moody's applies numerical modifiers 1, 2 and 3 in generic classification of "Aa" in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the company ranks at the lower end of its generic rating category.
Those municipal bonds in the `Aa'' to ``B'' groups which Moody's believes possess the strongest investment attributes are designated by the symbols `Aa1,'' ``A1,'' `Baa1,'' ``Ba1,'' and `B1.''
FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" or "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
      o Leading market positions in well established industries.
      o High rates of return on funds employed.
      o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
      o Broad margins in earning coverage of fixed financial charges and high internal cash generation.
      o Well established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues. Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.
STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATINGS
A Standard & Poor's rating reflects the liquidity factors and market access risks unique to notes due in the three years or less. The following summarizes the two highest rating categories used by Standard & Poor's Corporation for municipal notes:
"SP-1"    - The issuers of these municipal notes exhibit strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay are given a plus (+) designation.
`SP-2''   - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
MOODY'S INVESTORS SERVICE, INC. MUNICIPAL NOTE RATINGS


Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as "VMIG." The following summarizes the two highest ratings used by Moody's Investors Service, Inc. for short-term notes:
"MIG-1"/"VMIG-1" - This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
Fitch use the short-term ratings described under Commercial Paper Ratings for municipal notes.





PART C. OTHER INFORMATION.
Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements.  (To be Filed in Part A by Amendment)
          (b)  Exhibits:
                (1) (a)Copy of Declaration of Trust of the Registrant dated
                    November 16, 1992, as previously filed in the Registration Statement is incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 9;


                    (b)Amendment No. 1 to Declaration of Trust of Registrant is incorporated by reference to Exhibit
                    (1)(b) of Post-Effective Amendment No. 9;
                    (c)Designation and establishment of Series is incorporated by reference to Exhibit (1)(c) of Post-Effective Amendment No. 9;
                    (iii)Form of Certificate pertaining to Classification of Shares dated February 18, 1994, is incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 4;
                (2) Amended and Restated By-Laws dated November 2, 1994,
                    are incorporated by reference to Exhibit (2)(a) of Post-Effective Amendment No. 9;
                (3) Not applicable;
                (4) Specimen Share Certificate is incorporated by reference to Exhibit (4) of Post-Effective Amendment No. 9;
                (5) (a) Form of Investment Advisory Agreement dated
                    February 1, 1996, between Registrant and Lehman Brothers Global Asset Management Inc. (`LBGAM''), relating to each investment portfolio (collectively, the `Funds'') of Registrant (10);
                    (b) Investment Advisory Agreement between Registrant and Lehman Brothers Global Asset Management Inc. (`LBGAM''), the Funds of Registrant is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 9;
                    (c) Conformed copy of Investment Advisory Contract, including Exhibit A, between Registrant and Federated Management dated November 15, 1996;+


                (6) (a)Distribution Agreement between Registrant and Lehman
                    Brother, a division of Shearson Lehman Brothers Inc., is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment No. 9;
                    (b)Copy of Distributor's Contract of the Registrant;+
                    (c) The Registrant incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds
                         Service Agreement; and Plan Trustee/
                         Mutual Funds Service Agreement from Item
                         24(b)(6) of the Cash Trust Series II
                         Registration Statement filed with the
                         Commission on July 24, 1995. (File Number
                         33-38550 and 811-2669);
                (7) Not applicable;
                (8) (a) Custody Agreement between Registrant and Boston
                    Safe Deposit and Trust Company is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 9;
                    (b) Form of Amendment No. 1 to the custody Agreement dated November 10, 1993, between Registrant and Boston Safe Deposit and Trust Company is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 6;
                    (c) Form of Amendment No. 2 to the custody Agreement dated January 27, 1994, between Registrant and Boston Safe Deposit and Trust Company is incorporated by reference to Exhibit (8)(c) of Post-Effective Amendment No. 6;


                (9) ................(a) Administration Agreement between
                    Registrant and The Boston Advisors, Inc. is incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 9;
                    (b) Assignment of Administration Agreement dated April 21, 1994, between Registrant and The Boston Advisors, Inc. to The Shareholder Services Group, Inc. is incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 5;
                    (c) Transfer Agency Agreement and Registrar Agreement dated February 1, 1993, between Registrant and The Shareholder Services Group, Inc. is incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 9;
                    (d) Amendment No. 1 to the Transfer Agency Agreement dated November 10, 1993, between Registrant and The Shareholder Services Group, Inc. is incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 6;
                    (e) Amendment No. 2 to the Transfer Agency Agreement dated January 27, 1994, between Registrant and The Shareholder Services Group, Inc. is incorporated by reference to Exhibit (9)(e) of Post-Effective Amendment No. 6;
               (10) Not Applicable;
               (11) (a) Power of Attorney for James A. Carbone (10);
                    (b)Powers of Attorney for Charles F. Barber, Burt N. Dorsett, Edward J. Kaier, and S. Donald Wiley are


                    incorporated by reference to Exhibit 11(a) to Post-Effective Amendment No. 10;
                    (c)Conformed copy of Consent of the Independent
                    Auditors (10);
                    (d) Consent of Counsel (10);
               (12) Not applicable;
               (13) Purchase Agreement between Registrant and Shearson
                    Lehman Brothers Inc. is incorporated by reference to Exhibit (13)(a) of Post-Effective Amendment No. 9;
               (14) Not applicable;
               (15) (a) Shareholder Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (15)(a) of Post-Effective Amendment No. 9;
                    (b) Form of Shareholder Servicing Agreement for Class E Shares (10);
                    (c) Form of Shareholder Servicing Agreement for Class B Shares is incorporated by reference to Exhibit (15)(c) of Post-Effective Amendment No. 9;
                    (d) Form of Shareholder Servicing Agreement for Class C Shares is incorporated by reference to Exhibit (15)(d) of Post-Effective Amendment No. 9;
               (16) Performance Data is incorporated by reference to
                    Exhibit 916) of Post-Effective Amendment No. 10;
               (17) Financial Data Schedules (10);
               (18) (a) Amended and Restated Multi-Class Plan dated
                    November 1, 1995 (10);
                    (b) Multi-Class Plan dated May 11, 1995, is incorporated by reference to Exhibit (15)(k) of Post-Effective Amendment No. 10;


                    (c) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18)of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
               (19) Power of Attorney. +



+    All exhibits have been filed electronically.
10. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed March 29, 1996. (File No. 33-55034).


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
       Title of Class                      as of January 2, 1997

       Shares of Beneficial Interest

       Prime Cash Obligations Fund
         Institutional Shares                     847
         Institutional Service Shares             26


         Institutional Capital Shares             6
       Prime Value Obligations Fund
         Institutional Shares                     645
         Institutional Service Shares             8
         Institutional Capital Shares             6
       Municipal Obligations Fund
         Institutional Shares                     97
         Institutional Service Shares             6
         Institutional Capital Shares             7

Item 27.  Indemnification:  (10)

Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of Federated Management, the investment adviser for Automated Cash Management Trust, Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund, see the section entitled "Management of Money Market Obligations Trust" in Part
          A. The affiliations with the Registrant of four of the Trustees and two of the Officers of the Federated Management and their business addresses are included in Part B of this Registration Statement under "Money Market Obligations Trust Management." The remaining Trustee of Federated Management, his principal occupation and business address is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 West Market Street, Georgetown, Delaware 19947.


          The remaining Officers of Federated Management are: William D. Dawson, III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Mark E.Durbiano, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Ballestrino, Randall A. Bauer, David F. Belton, David
          A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Alexandre de Bethmann, Linda A. Duessel, Kathleen M. Foody-Malus, Thomas M. Franks, Stephen A. Keen, Mark S. Kopinski, Robert M. Kowit, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, William F. Stotz, Tracy P. Stouffer, Edward
          J. Tiedge, Christopher H. Wiles, Jolanta M. Wysocka, Vice Presidents; Thomas R. Donahue, Treasurer; and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement under "The Funds."


Item 29.  Principal Underwriters:

          Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor


          Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration


          Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; andWorld Investment Series, Inc.

          Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.



Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter     With Registrant

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter     With Registrant

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


H. Joeseph Kennedy        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter     With Registrant

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter     With Registrant

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


David M. Taylor           Assistant Secretary,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Registrant...............Federated Investors Tower
          .........................Pittsburgh, PA  15222-3779


          Federated Services Company    Federated Investors Tower
          Transfer Agent, Dividend.Pittsburgh, PA  15222-3779
          Disbursing Agent and
          Portfolio Recordkeeper

          Federated Management.....Federated Investors Tower
          Investment Adviser.......Pittsburgh, PA  15222-3779

          State Street Bank and....P.O. Box 8600
          Trust Company............Boston, Massachusetts  02266
          Custodian


Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.




                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST II, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of January, 1997.

                     MONEY MARKET OBLIGATIONS TRUST II

               BY: /s/ S. Elliott Cohan


               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               January 23, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/ S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact      January 23, 1997
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

J. Christopher Donahue*     President and Trustee

John W. McGonigle*          Treasurer and Executive Vice
                            President
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee


John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

* By Power of Attorney